Note 7 - Cost of Sales - Disclosure of Detailed Information About Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Consumables and materials	$ 49,750	$ 33,179
Labour costs	106,540	69,435
Energy	35,366	30,738
Other costs	13,300	16,072
Production costs	204,956	149,424
Transportation and other selling costs	3,399	3,267
Workers participation costs	5,775	2,328
Environmental duties and royalties	1,288	1,096
Inventory changes	(3,776)	1,752
Inventory loss due to Republic Metals Refining Corp. bankruptcy(1)	7,520		[1]
Standby costs during stoppage at the La Encantada mine		1,398
	$ 219,162	$ 159,265

[1]	In November 2018, Republic Metals Refining Corp. ("Republic"), one of the three refineries used by the Company announced it filed for bankruptcy. At the time of the announcement, the Company had approximately 758,000 silver equivalent ounces of inventory that were in Republic's possession for refining. The Company has been pursuing legal and insurance channels to recover this inventory, but there is no assurance that these inventory is recoverable. As a result, the Company has written off the cost of these inventories to cost of sales.